Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Trading Symbol	EVBG
Entity Registrant Name	EVERBRIDGE, INC.
Entity Central Index Key	0001437352
Entity Filer Category	Non-accelerated Filer